Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,246	$ 832
Provision for credit losses
Originations	6	7
Maturities	(38)	(37)
Changes in risk, parameters and exposures	(40)	930
Write-offs	(460)	(617)
Recoveries	163	133
Exchange rate and other	(2)	(2)
Balance at end of period	875	1,246
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	364	173
Provision for credit losses
Transfers to Stage 1	723	470
Transfers to Stage 2	(105)	(98)
Transfers to Stage 3	(4)	(2)
Originations	6	7
Maturities	(7)	(8)
Changes in risk, parameters and exposures	(742)	(177)
Exchange rate and other	(2)	(1)
Balance at end of period	233	364
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	882	659
Provision for credit losses
Transfers to Stage 1	(723)	(470)
Transfers to Stage 2	105	98
Transfers to Stage 3	(309)	(372)
Originations		0
Maturities	(31)	(29)
Changes in risk, parameters and exposures	719	997
Exchange rate and other	(1)	(1)
Balance at end of period	642	882
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	313	374
Changes in risk, parameters and exposures	(17)	110
Write-offs	(460)	(617)
Recoveries	163	$ 133
Exchange rate and other	$ 1